SUMMARY OF CHANGES IN WARRANTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, beginning of the period	474,332
Number of RSUs outstanding, Ending of the period	318,035	474,332
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, beginning of the period	3,717,502	342,992
Average Price, Outstanding, Beginning Balance | $ / shares	$ 5.16	$ 15.75
Warrants, Issued	12,587,289	5,376,370
Weighted Average Exercise Price, Issued | $ / shares	$ 5.81	$ 3.35
Warrants, Exercised	(5,711,131)	(1,991,668)
Weighted Average Exercise Price, Exercised | $ / shares	$ 4.24	$ 0.96
Warrants, Expired		(10,192)
Weighted Average Exercise Price, Expired | $ / shares		$ 125.00
Number of RSUs outstanding, Ending of the period	10,593,660	3,717,502
Average Price, Outstanding, Ending Balance | $ / shares	$ 6.01	$ 5.16